UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-06707

			   Narragansett Insured Tax-Free Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/07
						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



SEMI-ANNUAL
REPORT

DECEMBER 31, 2007

                          A TAX-FREE INCOME INVESTMENT

              [LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
              RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP OF
                    WAVES AND THREE SEAGULLS FLYING ABOVE IT]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (R)

[LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP
OF WAVES AND THREE SEAGULLS FLYING ABOVE IT]

Serving Rhode Island Investors For More Than 15 Years

Narragansett Insured Tax-Free Income Fund
"How Your Fund is Coping
With the Current Market Situation"

                                                                  February, 2008

Dear Fellow Shareholder:

      As you are well aware, our country has been going through a credit crunch that began last year, particularly in August, 2007. This credit situation and liquidity crisis have continued to worsen in various forms since that time which has also led to a weakening in the U.S. dollar.

      While things have continued to be quite messy in the securities market despite the actions of the Federal Reserve to lower interest rates, we feel it is important for you to know that we are doing everything possible to ensure that your investment in Narragansett Insured Tax-Free Income Fund does not have any problems.

      By design, Narragansett Insured Tax-Free Income Fund consists entirely of securities which, due to the addition of insurance bought by issuers or otherwise, are currently credit rated as AAA. You should be aware, however, that when purchasing securities for the Fund's portfolio, we always look to the underlying credit quality of the issues. Even without insurance and other credit enhancements, your Fund's portfolio manager has confirmed that the UNDERLYING CREDIT QUALITY of the Fund's portfolio holdings is approximately 76.6% A-rated or higher. Additionally, the average maturity of the securities in the Fund's portfolio is intermediate in nature. Thus, with a portfolio of high quality and intermediate maturity securities, the Fund's share value has remained reasonably stable. We strongly believe that when things get tough in the securities markets, that's when a portfolio of high quality investments pays off.

      You can be assured that we will seek to continue operating the Fund and maintaining its portfolio in your best interest. As we have emphasized to you since the founding of Narragansett Insured Tax-Free Income Fund, the Trustees and management team of your Fund fully realize that it is YOUR money, invested in YOUR Fund, invested in projects throughout YOUR communities and state. Not only are YOUR investments in the Fund being handled as well as we can in terms of its portfolio construction, but your Fund is also helping to fund hundreds of vital municipal projects throughout Rhode island.

      Because it is YOUR Fund, we try to ensure that all shareholders always have the chance to know what is going on with their investment. Furthermore, we want shareholders to have the chance to ask any questions of the management team, to ease any concern they might have. Thus, to provide you with face-to-face access to your management team, we always hold IN-STATE Annual Meetings of Shareholders.

                         NOT A PART OF THE ANNUAL REPORT

      One question asked during a recent shareholder meeting of another fund in the Aquila Group of Funds that we think you might find of interest concerned the cost of running the fund. This question gives us an opportunity to emphasize that the total annualized expense ratio of Narragansett Insured Tax-Free Income Fund Class A shares is 0.62% (as you will note in the enclosed Semi-Annual Report). Or, put another way, the total annual operating cost is only 0.62 of 1%. With the average expense ratio of similar type funds being 0.83%, we believe that Narragansett Insured Tax-Free Income Fund is doing a good job of controlling costs.

      We appreciate your loyalty to Narragansett Insured Tax-Free Income Fund. We will do everything we can to merit your continued trust.

                                   Sincerely,

                                [PHOTO OMITTED]

/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

                         NOT A PART OF THE ANNUAL REPORT

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2007 (UNAUDITED)

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (43.3%)                            OR FITCH         VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  Coventry, Rhode Island
$       550,000   5.000%, 11/01/16 AMBAC Insured .......................    Aaa+/AAA+++    $      580,641
        550,000   5.000%, 11/01/17 AMBAC Insured .......................    Aaa+/AAA+++           576,824
                  Cranston, Rhode Island
        500,000   5.450%, 11/15/11 FGIC Insured ........................    Aaa+/AAA++            526,850
      1,000,000   4.250%, 04/01/18 MBIA Insured ........................    Aaa+/AAA++          1,015,950
      1,000,000   4.250%, 04/01/19 MBIA Insured ........................    Aaa+/AAA++          1,011,740
      1,000,000   4.300%, 04/01/20 MBIA Insured ........................    Aaa+/AAA++          1,011,020
      1,500,000   4.500%, 04/01/26 MBIA Insured ........................    Aaa+/AAA++          1,496,205
                  Cumberland, Rhode Island
        250,000   4.000%, 02/01/14 FGIC Insured ........................    Aaa+/AAA++            255,645
        250,000   4.000%, 02/01/15 FGIC Insured ........................    Aaa+/AAA++            254,595
        500,000   5.000%, 08/01/15 MBIA Insured ........................    Aaa+/AAA++            513,905
        250,000   4.000%, 02/01/16 FGIC Insured ........................    Aaa+/AAA++            253,320
        250,000   4.100%, 02/01/17 FGIC Insured ........................    Aaa+/AAA++            253,310
        250,000   4.150%, 02/01/18 FGIC Insured ........................    Aaa+/AAA++            253,075
      1,255,000   5.000%, 10/01/18 MBIA Insured ........................    Aaa+/AAA++          1,306,104
      1,040,000   5.200%, 10/01/21 MBIA Insured ........................    Aaa+/AAA++          1,088,058
                  Lincoln, Rhode Island
      2,000,000   4.500%, 08/01/26 MBIA Insured ........................    Aaa+/AAA+++         1,994,940
                  New Shoreham, Rhode Island
        245,000   4.000%, 11/15/15 AMBAC Insured .......................    Aaa+/AAA++            249,768
        255,000   4.250%, 11/15/16 AMBAC Insured .......................    Aaa+/AAA++            261,638
        270,000   4.250%, 11/15/17 AMBAC Insured .......................    Aaa+/AAA++            275,821
        910,000   4.800%, 04/15/18 AMBAC Insured .......................    Aaa+/AAA++            944,498
        285,000   4.500%, 11/15/18 AMBAC Insured .......................    Aaa+/AAA++            294,029
      1,105,000   5.000%, 04/15/22 AMBAC Insured .......................    Aaa+/AAA++          1,156,427
                  Newport, Rhode Island
      1,000,000   4.500%, 11/01/15 AMBAC Insured .......................    Aaa+/AAA+++         1,040,210
      1,000,000   4.750%, 11/01/18 AMBAC Insured .......................    Aaa+/AAA+++         1,040,320
        800,000   5.000%, 11/01/20 AMBAC Insured .......................    Aaa+/AAA+++           838,136
                  North Kingstown, Rhode Island
        500,000   3.750%, 10/01/12 FGIC Insured ........................    Aaa+/AAA++            508,025

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                        OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  North Providence, Rhode Island
$       500,000   4.700%, 09/15/14 FSA Insured .........................    Aaa+/AAA++     $      521,320
        500,000   3.650%, 10/15/14 FSA Insured .........................    Aaa+/AAA++            504,920
        500,000   3.750%, 10/15/15 FSA Insured .........................    Aaa+/AAA++            504,120
                  Pawtucket, Rhode Island
        600,000   4.300%, 09/15/09 AMBAC Insured .......................    Aaa+/AAA+++           612,090
        250,000   4.400%, 09/15/10 AMBAC Insured .......................    Aaa+/AAA+++           258,140
        910,000   4.000%, 04/15/14 AMBAC Insured .......................    Aaa+/AAA+++           927,545
                  Providence, Rhode Island
        700,000   5.500%, 01/15/11 FSA Insured .........................    Aaa+/AAA++            704,858
      1,000,000   5.000%, 01/15/16 FGIC Insured ........................    Aaa+/AAA++          1,061,860
      1,000,000   5.000%, 01/15/17 FGIC Insured ........................    Aaa+/AAA++          1,061,860
      1,000,000   5.000%, 01/15/18 FGIC Insured ........................    Aaa+/AAA++          1,061,860
                  Rhode Island Consolidated Capital Development Loan
      1,000,000   5.125%, 07/15/11 FGIC Insured ........................    Aaa+/AAA++          1,019,760
      1,000,000   5.000%, 09/01/14 Series A FGIC Insured ...............    Aaa+/AAA++          1,023,370
      1,500,000   5.000%, 09/01/15 FGIC Insured ........................    Aaa+/AAA++          1,535,055
      1,500,000   4.750%, 09/01/17 Series A FGIC Insured ...............    Aaa+/AAA++          1,532,625
                  South Kingstown, Rhode Island
        500,000   5.500%, 06/15/12 FGIC Insured ........................    Aaa+/AAA+++           532,945
                  State of Rhode Island
      1,000,000   5.250%, 11/01/11 Series C MBIA Insured ...............    Aaa+/AAA++          1,069,860
      2,000,000   5.000%, 08/01/12 Series B MBIA Insured ...............    Aaa+/AAA++          2,137,100
      1,000,000   5.000%, 06/01/14 Series B FGIC Insured ...............    Aaa+/AAA++          1,050,070
      4,000,000   5.000%, 08/01/14 FGIC Insured ........................    Aaa+/AAA++          4,209,480
      2,000,000   5.000%, 08/01/15 Series B FGIC Insured ...............    Aaa+/AAA++          2,095,820
      2,000,000   4.500%, 02/01/17 MBIA Insured ........................    Aaa+/AAA++          2,064,300
      2,000,000   5.250%, 11/01/17 FGIC Insured ........................    Aaa+/AAA++          2,178,140
      2,500,000   5.000%, 09/01/18 MBIA Insured ........................    Aaa+/AAA++          2,632,000
      2,000,000   5.000%, 09/01/19 MBIA Insured ........................    Aaa+/AAA++          2,102,580
      1,500,000   5.000%, 09/01/20 MBIA Insured ........................    Aaa+/AAA++          1,573,245
                  Warwick, Rhode Island
        665,000   4.250%, 07/15/14 AMBAC Insured .......................    Aaa+/AAA++            685,442
        195,000   5.600%, 08/01/14 FSA Insured .........................    Aaa+/AAA++            199,286

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                        OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  Warwick, Rhode Island (continued)
$       700,000   4.375%, 07/15/15 AMBAC Insured .......................    Aaa+/AAA++     $      722,190
        770,000   4.600%, 07/15/17 AMBAC Insured .......................    Aaa+/AAA++            795,087
      1,000,000   5.000%, 03/01/18 FGIC Insured ........................    Aaa+/AAA++          1,022,240
        905,000   4.250%, 01/15/18 XLCA Insured ........................    Aaa+/AAA++            922,267
        810,000   4.700%, 07/15/18 AMBAC Insured .......................    Aaa+/AAA++            838,366
      1,000,000   5.000%, 01/15/19 FGIC Insured ........................    Aaa+/AAA++          1,045,000
        855,000   4.750%, 07/15/19 AMBAC Insured .......................    Aaa+/AAA++            883,831
        500,000   5.000%, 01/15/20 FGIC Insured ........................    Aaa+/AAA++            522,355
                  West Warwick, Rhode Island
        500,000   4.875%, 03/01/16 AMBAC Insured .......................    Aaa+/AAA+++           522,230
        670,000   5.000%, 03/01/17 AMBAC Insured .......................    Aaa+/AAA+++           702,991
        700,000   5.050%, 03/01/18 AMBAC Insured .......................    Aaa+/AAA+++           736,631
        735,000   5.100%, 03/01/19 AMBAC Insured .......................    Aaa+/AAA+++           773,418
                  Westerly, Rhode Island
        900,000   4.000%, 07/01/17 MBIA Insured ........................    Aaa+/AAA++            912,960
        900,000   4.000%, 07/01/18 MBIA Insured ........................    Aaa+/AAA++            908,397
                  Woonsocket, Rhode Island
        655,000   4.450%, 12/15/12 FGIC Insured ........................    Aaa+/AAA+++           673,753
        685,000   4.550%, 12/15/13 FGIC Insured ........................    Aaa+/AAA+++           705,146
                                                                                           --------------
                     Total General Obligation Bonds ....................                       66,547,567
                                                                                           --------------

                  REVENUE BONDS (55.1%)

                  DEVELOPMENT REVENUE BONDS (8.4%)
                  Providence Rhode Island Redevelopment
                     Agency Revenue Refunding Public Safety
                     Building Project
      1,925,000   5.200%, 04/01/11 AMBAC Insured (pre-refunded) ........    Aaa+/AAA+++         2,027,622
                  Rhode Island Convention Center Authority
                     Revenue Refunding
        925,000   5.000%, 05/15/10 Series 1993 B MBIA Insured ..........    Aaa+/AAA++            963,221
                  Rhode Island Public Building Authority State
                     Public Projects
      1,000,000   5.250%, 02/01/09 Series 1998 A AMBAC Insured .........    Aaa+/AAA++          1,011,580

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  DEVELOPMENT REVENUE BONDS (CONTINUED)
                  Rhode Island State Economic Development Corp.,
                     Airport Revenue
$     1,000,000   5.000%, 07/01/18 Series B FSA Insured ................    Aaa+/AAA++     $    1,015,450
                  Rhode Island State Economic Development Corp.,
                     Airport Revenue Refunding
      1,670,000   5.000%, 07/01/13 Series C MBIA Insured ...............    Aaa+/AAA++          1,782,124
                  Rhode Island State Economic Development Corp.,
                     Motor Fuel Tax Revenue (Rhode Island
                     Department of Transportation)
      1,000,000   4.000%, 06/15/15 Series A AMBAC Insured ..............    Aaa+/AAA++          1,019,110
      1,000,000   4.000%, 06/15/18 Series 2006A AMBAC Insured ..........    Aaa+/AAA++          1,005,690
                  Rhode Island State Economic Development Corp.,
                     (Rhode Island Airport Corp. Intermodal Facility
                     Project)
      1,000,000   4.250%, 07/01/17 CIFG Assurance North America,
                     Inc. Insured ......................................    Aaa+/AAA++          1,012,090
                  Rhode Island State Economic Development Corp.,
                     University of Rhode Island
        750,000   4.800%, 11/01/11 Series 1999 FSA Insured .............      Aaa+/NR             776,123
        750,000   4.900%, 11/01/12 Series 1999 FSA Insured .............      Aaa+/NR             777,300
        750,000   4.900%, 11/01/13 Series 1999 FSA Insured .............      Aaa+/NR             777,300
        750,000   5.000%, 11/01/14 Series 1999 FSA Insured .............      Aaa+/NR             779,295
                                                                                           --------------
                  Total Development Revenue Bonds ......................                       12,946,905
                                                                                           --------------

                  HIGHER EDUCATION REVENUE BONDS (30.8%)
                  Providence, Rhode Island Public Building
                     Authority, School Projects
        500,000   5.500%, 12/15/14 Series 1996 B MBIA Insured ..........    Aaa+/AAA++            505,965
        500,000   5.500%, 12/15/15 Series 1996 B MBIA Insured ..........    Aaa+/AAA++            505,965
      1,000,000   5.250%, 12/15/14 Series 1998 FSA Insured .............    Aaa+/AAA++          1,038,840
        500,000   5.000%, 12/15/09 Series 1999 A AMBAC Insured .........    Aaa+/AAA++            518,095
      1,395,000   4.000%, 12/15/12 Series 2003 A MBIA Insured ..........    Aaa+/AAA++          1,434,074
      1,450,000   4.000%, 12/15/13 Series 2003 A MBIA Insured ..........    Aaa+/AAA++          1,485,293
      1,505,000   4.000%, 12/15/14 Series 2003 A MBIA Insured ..........    Aaa+/AAA++          1,534,769
      1,570,000   4.000%, 12/15/15 Series 2003 A MBIA Insured ..........    Aaa+/AAA++          1,593,927
      1,630,000   4.000%, 12/15/16 Series 2003 A MBIA Insured ..........    Aaa+/AAA++          1,646,740

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  HIGHER EDUCATION REVENUE BONDS (CONTINUED)
                  Providence, Rhode Island Public Building School &
                     Public Facilities Project
$     1,500,000   5.250%, 12/15/17 AMBAC Insured .......................    Aaa+/AAA++     $    1,582,845
      1,000,000   5.250%, 12/15/19 AMBAC Insured .......................    Aaa+/AAA++          1,055,230
                  Rhode Island Health & Education Building Corp.,
                     Brown University
      2,000,000   5.250%, 09/01/17 Series 1993 MBIA Insured ............    Aaa+/AAA++          2,119,100
                  Rhode Island Health & Education Building Corp.,
                     Bryant College
      1,000,000   5.125%, 06/01/19 AMBAC Insured .......................    Aaa+/AAA++          1,049,970
        230,000   5.000%, 12/01/21 AMBAC Insured .......................    Aaa+/AAA++            238,998
                  Rhode Island Health & Education Building Corp.,
                     Higher Educational Facilities
      1,010,000   3.625%, 09/15/14 Series 2003 B MBIA Insured ..........    Aaa+/AAA++          1,007,879
      1,050,000   4.000%, 09/15/15 Series 2003 B MBIA Insured ..........    Aaa+/AAA++          1,062,768
      1,040,000   4.000%, 09/15/16 Series 2003 B MBIA Insured ..........    Aaa+/AAA++          1,046,802
        600,000   3.625%, 09/15/14 Series 2003 C MBIA Insured ..........    Aaa+/AAA++            598,740
        500,000   4.000%, 09/15/15 Series 2003 C MBIA Insured ..........    Aaa+/AAA++            506,080
        500,000   4.000%, 09/15/16 Series 2003 C MBIA Insured ..........    Aaa+/AAA++            503,270
                  Rhode Island Health & Education Building Corp.,
                     Johnson & Wales University
        465,000   5.500%, 04/01/15 Series 1999 A MBIA Insured ..........    Aaa+/AAA++            520,223
        900,000   5.500%, 04/01/16 Series 1999 A MBIA Insured ..........    Aaa+/AAA++          1,012,761
        785,000   5.500%, 04/01/17 Series 1999 A MBIA Insured ..........    Aaa+/AAA++            886,179
      1,360,000   4.000%, 04/01/12 Series 2003 XLCA Insured ............    Aaa+/AAA++          1,391,919
      3,210,000   4.000%, 04/01/13 Series 2003 XLCA Insured ............    Aaa+/AAA++          3,287,650
      2,000,000   4.000%, 04/01/14 Series 2003 XLCA Insured ............    Aaa+/AAA++          2,036,860
                  Rhode Island Health & Education Building Corp.,
                     Public School Financing
      1,000,000   4.250%, 05/15/21 Series 2007 B FSA Insured ...........    Aaa+/AAA++          1,006,880
                  Rhode Island Health & Education Building Corp.,
                     Rhode Island School of Design
        505,000   4.700%, 06/01/18 Series 2001 MBIA Insured ............    Aaa+/AAA++            524,513
        280,000   4.750%, 06/01/19 Series 2001 MBIA Insured ............    Aaa+/AAA++            290,388

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  HIGHER EDUCATION REVENUE BONDS (CONTINUED)
                  Rhode Island Health & Education Building Corp.,
                     Roger Williams University
$       500,000   5.125%, 11/15/11 AMBAC Insured .......................    Aaa+/AAA++     $      517,760
      1,000,000   5.125%, 11/15/14 Series 1996 S AMBAC Insured .........    Aaa+/AAA++          1,035,260
      1,000,000   5.000%, 11/15/18 Series 1996 S AMBAC Insured .........    Aaa+/AAA++          1,033,500
                  Rhode Island Health & Educational Building Corp.,
                     University of Rhode Island
        800,000   5.000%, 09/15/23 Series 2003 C Refunding
                     MBIA Insured ......................................    Aaa+/AAA++            832,080
      1,200,000   4.000%, 09/15/11 Series 2005 G
                     AMBAC Insured .....................................    Aaa+/AAA++          1,231,908
      1,200,000   4.125%, 09/15/12 Series 2005 G
                     AMBAC Insured .....................................    Aaa+/AAA++          1,241,652
      1,200,000   4.125%, 09/15/13 Series 2005 G
                     AMBAC Insured .....................................    Aaa+/AAA++          1,244,040
      1,000,000   4.500%, 09/15/26 Series 2005 G Refunding
                     AMBAC Insured .....................................    Aaa+/AAA++          1,001,880
                  Rhode Island Health & Education Facilities
                     Authority, Providence College
      1,000,000   4.250%, 11/01/14 XLCA Insured ........................    Aaa+/AAA++          1,033,310
      2,500,000   4.375%, 11/01/15 XLCA Insured ........................    Aaa+/AAA++          2,573,050
      2,500,000   4.500%, 11/01/16 XLCA Insured ........................    Aaa+/AAA++          2,587,900
      1,000,000   4.500%, 11/01/17 XLCA Insured ........................    Aaa+/AAA++          1,027,800
                                                                                           --------------
                  Total Higher Education Revenue Bonds .................                       47,352,863
                                                                                           --------------

                  HOUSING REVENUE BONDS (0.6%)
                  Rhode Island Housing & Mortgage Finance Corp.
                     Homeowner Opportunity
      1,000,000   3.750%, 10/01/13 Series 50-A MBIA Insured ............   AAA++/AAA+++           993,830
                                                                                           --------------

                  LEASE REVENUE BONDS (0.7%)
                  Rhode Island State & Providence Plantations Lease
                     Participation Certificates (Central Power Plant)
      1,000,000   4.000%, 10/01/20 Series D FSA Insured ................    Aaa+/AAA++            995,010
                                                                                           --------------

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  POLLUTION CONTROL REVENUE BONDS (4.4%)
                  Rhode Island Clean Water Finance Agency, Water
                     Pollution Control Bonds
$     1,800,000   5.000%, 10/01/18 Series 2002 B MBIA Insured ..........    Aaa+/AAA++      $   1,880,892
      4,765,000   4.375%, 10/01/21 Series 2002 B MBIA Insured ..........    Aaa+/AAA++          4,808,405
                                                                                           --------------
                  Total Pollution Control Revenue Bonds ................                        6,689,297
                                                                                           --------------

                  WATER AND SEWER REVENUE BONDS (8.9%)
                  Bristol County, Rhode Island Water Authority
        750,000   5.250%, 07/01/17 Series 1997 A MBIA Insured ..........    Aaa+/AAA++            758,798
      1,000,000   3.500%, 12/01/13 Series 2004 Refunding A
                     MBIA Insured ......................................    Aaa+/AAA++          1,001,570
      1,000,000   3.500%, 12/01/14 Series 2004 Refunding A
                     MBIA Insured ......................................    Aaa+/AAA++            996,940
                  Kent County, Rhode Island Water Authority
        500,000   4.000%, 07/15/12 Series 2002 A MBIA Insured ..........    Aaa+/AAA++            513,130
      1,055,000   4.150%, 07/15/14 Series 2002 A MBIA Insured ..........    Aaa+/AAA++          1,080,826
                  Rhode Island Clean Water Protection
                     Finance Agency
        300,000   5.400%, 10/01/09 1993 Series 1993 A
                     MBIA Insured ......................................    Aaa+/AAA++            311,235
        500,000   4.500%, 10/01/11 1993 Series 1993 B
                     AMBAC Insured .....................................    Aaa+/AAA++            509,200
      1,000,000   5.125%, 10/01/11 Series 1999 C MBIA Insured ..........    Aaa+/AAA++          1,029,910
        500,000   4.600%, 10/01/13 Series A AMBAC Insured ..............    Aaa+/AAA++            509,955
        500,000   4.750%, 10/01/14 Series A AMBAC Insured ..............    Aaa+/AAA++            511,210
      1,250,000   5.400%, 10/01/15 Series A MBIA Insured ...............    Aaa+/AAA++          1,357,200
      2,000,000   4.750%, 10/01/18 Series A AMBAC Insured ..............    Aaa+/AAA++          2,035,680
        500,000   4.750%, 10/01/20 Series A AMBAC Insured ..............    Aaa+/AAA++            507,145
                  Rhode Island Water Resources Board Public
                     Drinking Water Protection
      1,500,000   4.000%, 03/01/14 MBIA Insured ........................    Aaa+/AAA++          1,525,245
      1,000,000   4.250%, 03/01/15 MBIA Insured ........................    Aaa+/AAA++          1,024,860
                                                                                           --------------
                  Total Water and Sewer Revenue Bonds ..................                       13,672,904
                                                                                           --------------

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH          VALUE
---------------   ------------------------------------------------------    ------------   --------------
                  OTHER REVENUE BONDS (1.3%)
                  State of Rhode Island Depositors Economic
                     Protection Corp.
$       500,000   6.000%, 08/01/17 Series 1992 B MBIA Insured ..........    Aaa+/AAA++     $      549,575
        300,000   5.800%, 08/01/09 Series 1993 B MBIA Insured ..........    Aaa+/AAA++            312,867
      1,045,000   5.250%, 08/01/21 Series 1993 B MBIA Insured
                     ETM (pre-refunded) ................................    Aaa+/AAA++          1,108,494
                                                                                           --------------
                  Total Other Revenue Bonds ............................                        1,970,936
                                                                                           --------------
                     Total Revenue Bonds ...............................                       84,621,745
                                                                                           --------------
                  Total Investments (cost $147,406,441-note 4) .........       98.4%          151,169,312
                  Other assets less liabilities ........................        1.6             2,425,202
                                                                             ------        --------------
                  Net Assets ...........................................      100.0%       $  153,594,514
                                                                             ======        ==============

      Rating Services:

      +    Moody's Investors Service
      ++   Standard & Poor's
      +++  Fitch
      NR - Not rated by two of the three rating services

                                                                 PERCENT OF
      PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)       PORTFOLIO
      ----------------------------------------------------       ---------
      Aaa of Moody's or AAA of S&P or Fitch ..............         100%

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
              AMBAC   - American Municipal Bond Assurance Corp.
              CIFG    - CDC IXIS Financial Guaranty
              ETM     - Escrowed to Maturity
              FGIC    - Financial Guaranty Insurance Co.
              FSA     - Financial Security Assurance
              MBIA    - Municipal Bond Investors Assurance
              XLCA    - XL Capital Assurance

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2007 (UNAUDITED)

ASSETS
     Investments at value (cost $147,406,441) .........................................    $ 151,169,312
     Interest receivable ..............................................................        1,836,531
     Receivable for investment securities sold ........................................          606,000
     Receivable for Fund shares sold ..................................................          353,353
     Other assets .....................................................................           27,623
                                                                                           -------------
     Total assets .....................................................................      153,992,819
                                                                                           -------------
LIABILITIES
   Cash overdraft .....................................................................          120,718
   Dividends payable ..................................................................          179,100
   Distribution and service fees payable ..............................................           24,443
   Management fee payable .............................................................           19,503
   Payable for Fund shares redeemed ...................................................            7,503
   Accrued expenses ...................................................................           47,038
                                                                                           -------------
   Total liabilities ..................................................................          398,305
                                                                                           -------------
NET ASSETS ............................................................................    $ 153,594,514
                                                                                           =============
   Net Assets consist of:
   Capital Stock - Authorized 80,000,000 shares, par value $0.01 per share ............    $     145,932
   Additional paid-in capital .........................................................      150,602,757
   Net unrealized appreciation on investments (note 4) ................................        3,762,871
   Accumulated net realized loss on investments .......................................         (849,874)
   Distributions in excess of net investment income ...................................          (67,172)
                                                                                           -------------
                                                                                           $ 153,594,514
                                                                                           =============
CLASS A
   Net Assets .........................................................................    $ 103,824,324
                                                                                           =============
   Capital shares outstanding .........................................................        9,864,443
                                                                                           =============
   Net asset value and redemption price per share .....................................    $       10.53
                                                                                           =============
   Offering price per share (100/96 of $10.53 adjusted to nearest cent) ...............    $       10.97
                                                                                           =============
CLASS C
   Net Assets .........................................................................    $  13,283,521
                                                                                           =============
   Capital shares outstanding .........................................................        1,262,285
                                                                                           =============
   Net asset value and offering price per share .......................................    $       10.52
                                                                                           =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $       10.52*
                                                                                           =============
CLASS I
   Net Assets .........................................................................    $     724,673
                                                                                           =============
   Capital shares outstanding .........................................................           68,856
                                                                                           =============
   Net asset value, offering and redemption price per share ...........................    $       10.52
                                                                                           =============
CLASS Y
   Net Assets .........................................................................    $  35,761,996
                                                                                           =============
   Capital shares outstanding .........................................................        3,397,584
                                                                                           =============
   Net asset value, offering and redemption price per share ...........................    $       10.53
                                                                                           =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

INVESTMENT INCOME:

     Interest income ...................................................                     $  3,264,994

Expenses:

     Management fee (note 3) ...........................................     $   380,400
     Distribution and service fees (note 3) ............................         145,869
     Trustees' fees and expenses (note 8) ..............................          75,630
     Legal fees (note 3) ...............................................          57,306
     Transfer and shareholder servicing agent fees (note 3) ............          48,548
     Shareholders' reports and proxy statements ........................          14,148
     Fund accounting fees ..............................................           9,978
     Custodian fees ....................................................           8,982
     Auditing and tax fees .............................................           8,578
     Registration fees and dues ........................................           3,742
     Insurance .........................................................           3,410
     Chief compliance officer (note 3) .................................           2,291
     Miscellaneous .....................................................          23,644
                                                                             -----------
     Total expenses ....................................................         782,526

     Management fee waived (note 3) ....................................        (266,280)
     Expenses paid indirectly (note 6) .................................         (13,679)
                                                                             -----------
     Net expenses ......................................................                          502,567
                                                                                             ------------
     Net investment income .............................................                        2,762,427

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .............          57,491
     Change in unrealized appreciation on investments ..................       2,307,614
                                                                             -----------
     Net realized and unrealized gain (loss) on investments ............                        2,365,105
                                                                                             ------------
     Net change in net assets resulting from operations ................                     $  5,127,532
                                                                                             ============

                 See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                DECEMBER 31, 2007     YEAR ENDED
                                                                   (UNAUDITED)      JUNE 30, 2007
                                                                -----------------   -------------
OPERATIONS:
   Net investment income .....................................    $   2,762,427     $   5,456,299
   Net realized gain (loss) from securities transactions .....           57,491           (97,580)
   Change in unrealized appreciation on investments ..........        2,307,614           695,973
                                                                  -------------     -------------
      Change in net assets from operations ...................        5,127,532         6,054,692
                                                                  -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 9):
   Class A Shares:
   Net investment income .....................................       (1,932,800)       (3,835,965)

   Class C Shares:
   Net investment income .....................................         (200,181)         (443,679)

   Class I Shares:
   Net investment income .....................................          (14,797)          (27,009)

   Class Y Shares:
   Net investment income .....................................         (694,772)       (1,306,184)
                                                                  -------------     -------------
      Change in net assets from distributions ................       (2,842,550)       (5,612,837)
                                                                  -------------     -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .................................       10,940,011        15,170,793
   Reinvested dividends and distributions ....................        1,273,713         2,561,412
   Cost of shares redeemed ...................................       (8,922,901)      (22,978,923)
                                                                  -------------     -------------
   Change in net assets from capital share transactions ......        3,290,823        (5,246,718)
                                                                  -------------     -------------

      Change in net assets ...................................        5,575,805        (4,804,863)

NET ASSETS:
   Beginning of period .......................................      148,018,709       152,823,572
                                                                  -------------     -------------

   End of period* ............................................    $ 153,594,514     $ 148,018,709
                                                                  =============     =============

   * Includes distributions in excess of net investment income
     and undistributed net investment income of: .............    $     (67,173)    $      12,951
                                                                  =============     =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2007 (UNAUDITED)

1. ORGANIZATION

      Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

      Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 was effective for the Fund on December 31, 2007 and there were no uncertain tax positions to be reflected in the Fund's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after

      November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) Management Arrangements:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's average net assets.

      Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

      For the six months ended December 31, 2007, the Fund incurred management fees of $380,400 of which $266,280 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2007 through June 30, 2008 so that total Fund expenses would not exceed 0.85% for Class A Shares, 1.70% for Class C Shares, 1.02% for Class I Shares or 0.70% for Class Y Shares.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2007, distribution fees on Class A Shares amounted to $76,732, of which the Distributor retained $1,849.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2007 amounted to $51,244. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2007, amounted to $17,081. The total of these payments with respect to Class C Shares amounted to $68,325, of which the Distributor retained $17,353.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended December 31, 2007, these payments were made at the average annual rate of 0.35% of such net assets amounting to $1,421 of which $812 related to the Plan and $609 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through the facilities of these intermediaries having offices within Rhode Island, with the bulk of sales commissions inuring to such intermediaries. For the six months ended December 31, 2007, total commissions on sales of Class A Shares amounted to $88,027, of which the Distributor received $7,976.

c) Other Related Party Transactions:

      For the six months ended December 31, 2007, the Fund incurred $56,688 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder in that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2007, purchases of securities and proceeds from the sales of securities aggregated $3,827,030 and $3,170,350, respectively.

      At December 31, 2007, the aggregate tax cost for all securities was $147,399,106. At December 31, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $3,908,832 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $138,626, for a net unrealized appreciation of $3,770,206.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 80% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 2007, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2007, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                       SIX MONTHS ENDED
                                       DECEMBER 31, 2007                      YEAR ENDED
                                          (UNAUDITED)                        JUNE 30, 2007
                                 ------------------------------      ------------------------------
                                    SHARES            AMOUNT            SHARES            AMOUNT
                                 ------------      ------------      ------------      ------------
CLASS A SHARES:
   Proceeds from shares sold          742,326      $  7,746,537           643,809      $  6,762,397
   Reinvested distributions           102,518         1,072,160           203,145         2,134,004
   Cost of shares redeemed .         (505,895)       (5,281,583)       (1,304,721)      (13,685,665)
                                 ------------      ------------      ------------      ------------
      Net change ...........          338,949         3,537,114          (457,767)       (4,789,264)
                                 ------------      ------------      ------------      ------------
CLASS C SHARES:
   Proceeds from shares sold          129,421         1,352,837           151,378         1,590,583
   Reinvested distributions             7,312            76,428            16,970           178,232
   Cost of shares redeemed .         (228,444)       (2,386,148)         (420,314)       (4,406,868)
                                 ------------      ------------      ------------      ------------
      Net change ...........          (91,711)         (956,883)         (251,966)       (2,638,053)
                                 ------------      ------------      ------------      ------------
CLASS I SHARES:
   Proceeds from shares sold               --                --            46,414           490,000
   Reinvested distributions             1,203            12,580             2,570            27,008
   Cost of shares redeemed .          (12,056)         (125,879)          (42,870)         (451,484)
                                 ------------      ------------      ------------      ------------
      Net change ...........          (10,853)         (113,299)            6,114            65,524
                                 ------------      ------------      ------------      ------------
CLASS Y SHARES:
   Proceeds from shares sold          175,945         1,840,637           601,991         6,327,813
   Reinvested distributions            10,758           112,545            21,137           222,168
   Cost of shares redeemed .         (108,065)       (1,129,291)         (422,081)       (4,434,906)
                                 ------------      ------------      ------------      ------------
      Net change ...........           78,638           823,891           201,047         2,115,075
                                 ------------      ------------      ------------      ------------
Total transactions in Fund
   shares ..................          315,023      $  3,290,823          (502,572)     $ (5,246,718)
                                 ============      ============      ============      ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2007 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended December 31, 2007 was $55,704, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (audit, nominating, and special meetings) are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended December 31, 2007, such meeting-related expenses amounted to $19,926.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited undistributed net investment income in the amount of $278,524 and debited additional paid-in capital in the amount of $278,524 at June 30, 2007. This adjustment had no impact on the Fund's aggregate net assests at June 30, 2007. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

      At June 30, 2007, the Fund had a capital loss carryover of $879,705 of which $592,992 expires on June 30, 2009, $111,495 expires on June 30, 2013, and $175,218 expires on June 30, 2015. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. As of June 30, 2007 there were post-October capital loss deferrals of $27,660 which will be recognized in the following year.

      Tax character of distributions:

                                                  YEAR ENDED JUNE 30,
                                              ----------------------------
                                                 2007              2006
                                              ----------        ----------
      Net tax-exempt income                   $5,334,313        $5,431,934
      Ordinary income                            278,524           175,957
                                              ----------        ----------
                                              $5,612,837        $5,607,891
                                              ==========        ==========

      As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income         $   148,931
      Accumulated net realized loss              (879,705)
      Unrealized appreciation                   1,468,208
      Post-October capital loss deferrals         (27,660)
      Other temporary differences                (148,931)
                                              -----------
                                              $   560,843
                                              ===========

      At June 30, 2007, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

10. RECENT DEVELOPMENTS

      In late May, 2007, the U. S. Supreme Court agreed to hear an appeal in DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. If the U.S. Supreme Court affirms the prior decision, Kentucky (and all other states that differentially tax interest on municipal bonds) may then be required to accord equal income tax treatment to all municipal bond interest. While it is impossible to predict the consequences of such an outcome, they may include effects on the net asset values of the shares, and/or on the tax treatment of the dividends, of some or all single-state municipal bond funds, including the Fund. The U.S. Supreme Court heard the case on November 5, 2007 and is expected to hand a decision down in 2008.

      Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and insured municipal bond prices.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                Class A
                                           -----------------------------------------------------------------------------
                                            Six Months
                                              Ended                             Year Ended June 30,
                                            12/31/07        ------------------------------------------------------------
                                           (unaudited)        2007         2006         2005         2004         2003
                                           -----------      --------     --------     --------     --------     --------
Net asset value, beginning of period .....   $  10.37       $  10.34     $  10.79     $  10.49     $  10.92     $  10.47
                                             --------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income ..................       0.19++         0.38+        0.38+        0.40+        0.41+        0.42+
  Net gain (loss) on securities
    (both realized and unrealized) .......       0.17           0.04        (0.44)        0.31        (0.42)        0.47
                                             --------       --------     --------     --------     --------     --------
  Total from investment operations .......       0.36           0.42        (0.06)        0.71        (0.01)        0.89
                                             --------       --------     --------     --------     --------     --------
Less distributions (note 9):
  Dividends from net investment income ...      (0.20)         (0.39)       (0.39)       (0.41)       (0.42)       (0.44)
                                             --------       --------     --------     --------     --------     --------
Net asset value, end of period ...........   $  10.53       $  10.37     $  10.34     $  10.79     $  10.49     $  10.92
                                             ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge)       3.49%*         4.10%       (0.56)%       6.81%       (0.10)%       8.64%
Ratios/supplemental data
  Net assets, end of period (in thousands)   $103,824       $ 98,749     $103,222     $105,910     $101,413     $106,887
  Ratio of expenses to average net assets        0.64%**        0.68%        0.67%        0.58%        0.53%        0.51%
  Ratio of net investment income to
    average net assets ...................       3.67%**        3.63%        3.61%        3.68%        3.82%        3.96%
  Portfolio turnover rate ................       2.12%*         2.37%        7.25%        2.20%        8.61%       11.74%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets        0.97%**        1.03%        1.03%        0.96%        0.91%        0.88%
  Ratio of net investment income to
    average net assets ...................       3.33%**        3.28%        3.25%        3.31%        3.44%        3.59%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        0.62%**        0.68%        0.67%        0.57%        0.52%        0.48%

                                                                               Class C
                                           -----------------------------------------------------------------------------
                                           Six Months
                                             Ended                              Year Ended June 30,
                                            12/31/07        ------------------------------------------------------------
                                           (unaudited)        2007         2006         2005         2004         2003
                                           -----------      --------     --------     --------     --------     --------
Net asset value, beginning of period .....   $  10.37       $  10.34     $  10.79     $  10.48     $  10.92     $  10.47
                                             --------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income ..................       0.15++         0.30+        0.29+        0.31+        0.32+        0.33+
  Net gain (loss) on securities
    (both realized and unrealized) .......       0.15           0.03        (0.44)        0.31        (0.43)        0.47
                                             --------       --------     --------     --------     --------     --------
  Total from investment operations .......       0.30           0.33        (0.15)        0.62        (0.11)        0.80
                                             --------       --------     --------     --------     --------     --------
Less distributions (note 9):
  Dividends from net investment income ...      (0.15)         (0.30)       (0.30)       (0.31)       (0.33)       (0.35)
                                             --------       --------     --------     --------     --------     --------
Net asset value, end of period ...........   $  10.52       $  10.37     $  10.34     $  10.79     $  10.48     $  10.92
                                             ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge)       2.95%*         3.22%       (1.40)%       6.01%       (1.04)%       7.72%
Ratios/supplemental data
  Net assets, end of period (in thousands)   $ 13,283       $ 14,034     $ 16,602     $ 19,031     $ 17,901     $ 22,506
  Ratio of expenses to average net assets        1.49%**        1.53%        1.52%        1.43%        1.38%        1.35%
  Ratio of net investment income to
    average net assets ...................       2.81%**        2.78%        2.76%        2.83%        2.98%        3.10%
  Portfolio turnover rate ................       2.12%*         2.37%        7.25%        2.20%        8.61%       11.74%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets        1.82%**        1.88%        1.88%        1.81%        1.76%        1.72%
  Ratio of net investment income to
    average net assets ...................       2.48%**        2.43%        2.40%        2.45%        2.60%        2.73%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        1.47%**        1.53%        1.52%        1.42%        1.37%        1.33%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not Annualized
**    Annualized

                 See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                Class I
                                           -----------------------------------------------------------------------------
                                           Six Months
                                              Ended                             Year Ended June 30,
                                            12/31/07        ------------------------------------------------------------
                                           (unaudited)        2007         2006         2005         2004         2003
                                           -----------      --------     --------     --------     --------     --------
Net asset value, beginning of period .....   $  10.37       $  10.34     $  10.79     $  10.48     $  10.91     $  10.47
                                             --------       --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income ..................       0.19++         0.38+        0.37+        0.39+        0.41+        0.42+
  Net gain (loss) on securities (both
    realized and unrealized) .............       0.15           0.03        (0.44)        0.32        (0.42)        0.46
                                             --------       --------     --------     --------     --------     --------
  Total from investment operations .......       0.34           0.41        (0.07)        0.71        (0.01)        0.88
                                             --------       --------     --------     --------     --------     --------
Less distributions (note 9):
  Dividends from net investment income ...      (0.19)         (0.38)       (0.38)       (0.40)       (0.42)       (0.44)
                                             --------       --------     --------     --------     --------     --------
Net asset value, end of period ...........   $  10.52       $  10.37     $  10.34     $  10.79     $  10.48     $  10.91
                                             ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge)       3.32%*         3.96%       (0.67)%       6.89%       (0.12)%       8.52%
Ratios/supplemental data
  Net assets, end of period (in thousands)   $    725       $    826     $    761     $  1,098     $    790     $    449
  Ratio of expenses to average net assets        0.78%**        0.81%        0.79%        0.58%        0.53%        0.52%
  Ratio of net investment income to
    average net assets ...................       3.53%**        3.50%        3.48%        3.68%        3.82%        3.95%
  Portfolio turnover rate ................       2.12%*         2.37%        7.25%        2.20%        8.61%       11.74%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets        1.11%**        1.15%        1.15%        0.96%        0.91%        0.89%
  Ratio of net investment income to
    average net assets ...................       3.20%**        3.15%        3.12%        3.30%        3.44%        3.58%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        0.76%**        0.80%        0.79%        0.57%        0.52%        0.49%

                                                                                 Class Y
                                           -----------------------------------------------------------------------------
                                           Six Months
                                             Ended                              Year Ended June 30,
                                            12/31/07        ------------------------------------------------------------
                                           (unaudited)        2007         2006         2005         2004         2003
                                           -----------      --------     --------     --------     --------     --------
Net asset value, beginning of period .....   $  10.37       $  10.34     $  10.79     $  10.49     $  10.92     $  10.47
                                             --------       --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income ..................       0.20++         0.40+        0.40+        0.41+        0.43+        0.45+
  Net gain (loss) on securities (both
    realized and unrealized) .............       0.17           0.04        (0.44)        0.31        (0.43)        0.45
                                             --------       --------     --------     --------     --------     --------
  Total from investment operations .......       0.37           0.44        (0.04)        0.72           --         0.90
                                             --------       --------     --------     --------     --------     --------
Less distributions (note 9):
  Dividends from net investment income ...      (0.21)         (0.41)       (0.41)       (0.42)       (0.43)       (0.45)
                                             --------       --------     --------     --------     --------     --------
Net asset value, end of period ...........   $  10.53       $  10.37     $  10.34     $  10.79     $  10.49     $  10.92
                                             ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge)       3.57%*         4.25%       (0.40)%       6.98%        0.03%        8.80%
Ratios/supplemental data
  Net assets, end of period (in thousands)   $ 35,762       $ 34,409     $ 32,239     $ 27,998     $ 22,113     $ 18,193
  Ratio of expenses to average net assets        0.49%**        0.53%        0.52%        0.43%        0.38%        0.36%
  Ratio of net investment income to
    average net assets ...................       3.82%**        3.77%        3.76%        3.83%        3.97%        4.10%
  Portfolio turnover rate ................       2.12%*         2.37%        7.25%        2.20%        8.61%       11.74%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets        0.82%**        0.87%        0.88%        0.81%        0.76%        0.73%
  Ratio of net investment income to
    average net assets ...................       3.48%**        3.43%        3.39%        3.45%        3.59%        3.73%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        0.47%**        0.52%        0.52%        0.42%        0.37%        0.33%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not Annualized
**    Annualized

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2007 and held for the six months ended December 31, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2007

                     ACTUAL
                 TOTAL RETURN        BEGINNING          ENDING       EXPENSES
                    WITHOUT           ACCOUNT           ACCOUNT     PAID DURING
                SALES CHARGES(1)       VALUE             VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A               3.49%          $1,000.00         $1,034.90       $3.17
--------------------------------------------------------------------------------
Class C               2.95%          $1,000.00         $1,029.50       $7.50
--------------------------------------------------------------------------------
Class I               3.32%          $1,000.00         $1,033.20       $3.88
--------------------------------------------------------------------------------
Class Y               3.57%          $1,000.00         $1,035.70       $2.41
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.62%, 1.47%, 0.76% AND 0.47% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2007

                  HYPOTHETICAL
                   ANNUALIZED        BEGINNING          ENDING        EXPENSES
                      TOTAL           ACCOUNT           ACCOUNT     PAID DURING
                     RETURN            VALUE             VALUE     THE PERIOD(1)
--------------------------------------------------------------------------------
Class A               5.00%          $1,000.00         $1,022.02       $3.15
--------------------------------------------------------------------------------
Class C               5.00%          $1,000.00         $1,017.75       $7.46
--------------------------------------------------------------------------------
Class I               5.00%          $1,000.00         $1,021.32       $3.86
--------------------------------------------------------------------------------
Class Y               5.00%          $1,000.00         $1,022.77       $2.39
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.62%, 1.47%, 0.76% AND 0.47% FOR THE TRUST'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Fundssm produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on October 16, 2007. The holders of shares representing 70% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                            DOLLAR AMOUNT OF VOTES:
                                            -----------------------
      TRUSTEE                               FOR               WITHHELD
      -------                               ---               --------
      David A. Duffy                        $104,131,230      $753,109
      Diana P. Herrmann                     $104,254,985      $629,354
      Timothy J. Leach                      $104,119,489      $764,850
      Willliam J. Nightingale               $104,065,866      $818,473
      James R. Ramsey                       $104,065,866      $818,473
      J. William Weeks                      $104,065,866      $818,473
      Laureen L. White                      $104,201,362      $682,977

2. To act on the selection of Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm.

                                           DOLLAR AMOUNT OF VOTES:
                                           -----------------------
                                           FOR            AGAINST       ABSTAIN
                                           ---            -------       -------
                                           $102,390,759   $1,573,067    $920,513

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED):

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until December 31, 2008 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and Citizens Investment Advisors, a department of RBS Citizens (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in December, 2007. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Fund for the year ended June 30, 2007

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The  Trustees  considered  the  Advisory  Agreement  and the  Sub-Advisory
Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager and Sub-Adviser have provided local management of the Fund's portfolio. The Trustees noted that the Sub-Adviser employed Salvatore C. DiSanto and Jeffrey K. Hanna as co-portfolio managers for the Fund and had provided facilities for credit analysis of the Fund's portfolio securities. Messrs. DiSanto and Hanna, based in Providence, have provided local information regarding specific holdings in the Fund's portfolio. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Rhode Island in light of prevailing interest rates and local economic conditions. In addition, one or both of them have been present at all regular meetings of the Board and Shareholders.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Rhode Island state-specific municipal bond funds, the portfolio of the Fund was of higher quality, was the only fund in the state with 100% of its portfolio instruments insured or pre-refunded, and contained no securities subject to the alternative minimum tax.

      The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND, THE MANAGER AND SUB-ADVISER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors, with national averages and with the benchmark index. It was noted that the materials provided by the Manager indicated that compared to the three competitive Rhode Island funds, the Fund's average annual total return outperformed that of all of its three peers for one-year period and two of its three peers for the five- and ten-year periods, with lower rates of return compared to the third peer explained by the Fund's generally higher-quality portfolio and generally shorter average maturities. The Board considered these results to be consistent with the purposes of the Fund.

      The Board concluded that the performance of the Fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for insured single-state funds and all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund. The Board noted that both the Manager and Sub-Adviser were currently waiving a portion of their respective fees and had been since the Fund's inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2007 through June 30, 2008 so that total Fund expenses would not exceed 0.85 of 1% for Class A Shares, 1.70 of 1% for Class C Shares, 1.03 of 1% for Class I Shares and 0.70 of 1% for Class Y Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were generally lower than those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's local competitors.

      The Board further concluded that the profitability to the Manager, Sub-Adviser and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had been generally increasing in recent years. The Trustees also noted that the materials indicated that the Fund's fees were already generally lower than those of its peers, including those with breakpoints. Additionally, the Trustees noted that both the Manager and Sub-Adviser were currently waiving a substantial portion of their respective fees. Evaluation of these factors indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   CITIZENS INVESTMENT ADVISORS,
   A DEPARTMENT OF CITIZENS BANK
   OF RHODE ISLAND
   One Citizens Plaza
   Providence, Rhode Island 02903

BOARD OF TRUSTEES
   William J. Nightingale, Chair
   David A. Duffy
   Diana P. Herrmann
   Timothy J. Leach
   James R. Ramsey
   J. William Weeks
   Laureen L. White

OFFICERS
   Diana P. Herrmann, President
   Stephen J. Caridi, Senior Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio  43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   TAIT, WELLER & BAKER LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 7, 2008


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 7, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 7, 2008



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 7, 2008



NARRAGANSETT INSURED TAX-FREE INCOME FUND

EXHIBIT INDEX



 (a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.